Segment data (Balance Sheets - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Current assets
Cash and cash equivalents	¥ 3,052,269	¥ 2,995,075	¥ 2,939,428	¥ 2,284,557
Marketable securities	1,768,360	1,821,598
Finance receivables, net	6,348,306	6,196,649
Inventories	2,539,789	2,388,617
Prepaid expenses and other current assets	833,788	796,297
Total current assets	18,152,656	17,833,695
Noncurrent finance receivables, net	9,481,618	9,012,222
Investments and other assets	12,406,302	11,707,160
Property, plant and equipment	10,267,673	10,197,109	9,740,417
Total assets	50,308,249	48,750,186	47,427,597
Current liabilities
Short-term borrowings	5,154,913	4,953,682
Current portion of long-term debt	4,186,277	4,290,449
Accounts payable	2,586,657	2,566,382
Accrued expenses	3,104,260	3,137,827
Income taxes payable	462,327	223,574
Other current liabilities	1,254,241	1,210,113
Total current liabilities	17,796,891	17,318,965
Long-term liabilities
Long-term debt	10,006,374	9,911,596
Accrued pension and severance costs	931,182	905,070
Other long-term liabilities	533,561	521,876
Total long-term liabilities	12,589,282	12,762,268
Total liabilities	30,386,173	30,081,233
Mezzanine equity	491,974	485,877
Total Toyota Motor Corporation shareholders' equity	18,735,982	17,514,812
Noncontrolling interests	694,120	668,264
Total shareholders' equity	19,430,102	18,183,076	17,608,407	17,647,329
Total liabilities, mezzanine equity and shareholders' equity	50,308,249	48,750,186
Eliminations
Current assets
Total assets	(1,110,927)	(999,385)
Long-term liabilities
Total liabilities	(1,110,934)	(999,392)
Non Financial Services Businesses
Current assets
Cash and cash equivalents	2,390,524	2,257,064	2,318,152	1,680,994
Marketable securities	1,546,459	1,439,944
Trade accounts and notes receivable, less allowance for doubtful accounts	2,304,676	2,191,594
Inventories	2,539,497	2,388,394
Prepaid expenses and other current assets	1,818,687	1,988,016
Total current assets	10,599,843	10,265,012
Investments and other assets	11,861,394	11,276,128
Property, plant and equipment	5,901,958	5,700,818
Total assets	28,363,195	27,241,958
Current liabilities
Short-term borrowings	541,968	669,947
Current portion of long-term debt	179,994	196,227
Accounts payable	2,556,393	2,540,078
Accrued expenses	2,980,981	3,038,218
Income taxes payable	429,616	203,101
Other current liabilities	1,797,724	1,512,662
Total current liabilities	8,486,676	8,160,233
Long-term liabilities
Long-term debt	642,691	590,366
Accrued pension and severance costs	917,133	890,684
Other long-term liabilities	1,111,843	1,206,427
Total long-term liabilities	2,671,667	2,687,477
Total liabilities	11,158,343	10,847,710
Financial Services Business
Current assets
Cash and cash equivalents	661,745	738,011	¥ 621,276	¥ 603,563
Marketable securities	221,901	381,654
Finance receivables, net	6,348,306	6,196,649
Prepaid expenses and other current assets	957,122	831,924
Total current assets	8,189,074	8,148,238
Noncurrent finance receivables, net	9,481,618	9,012,222
Investments and other assets	1,019,574	850,862
Property, plant and equipment	4,365,715	4,496,291
Total assets	23,055,981	22,507,613
Current liabilities
Short-term borrowings	4,929,478	4,605,389
Current portion of long-term debt	4,053,538	4,129,005
Accounts payable	40,251	33,283
Accrued expenses	145,127	117,773
Income taxes payable	32,711	20,473
Other current liabilities	870,634	833,813
Total current liabilities	10,071,739	9,739,736
Long-term liabilities
Long-term debt	9,574,118	9,491,504
Accrued pension and severance costs	14,049	14,386
Other long-term liabilities	678,858	987,289
Total long-term liabilities	10,267,025	10,493,179
Total liabilities	¥ 20,338,764	¥ 20,232,915